Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of inventories
	Unaudited
	June 30, 2024	December 31, 2024
	US$	US$

Raw materials	40,342	17,368
Finished goods	413,518	422,826
	453,860	440,194